PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Wages and salaries	$ 7,681	$ 8,380	$ 8,176
Defined benefits cost (see note 8.2)	260	201	264
Loss following new labor agreement in the U.S. (see note 8.2)	0	0	15
Other staff expenses	1,405	1,668	2,004
Total	$ 9,346	$ 10,249	$ 10,459